Consumption Tax Refund Receivable (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Aug. 15, 2012	Dec. 31, 2010
Consumption Tax Refund Receivable (Textual)
Consumption tax refund receivable	$ 107,023,606 [1]	$ 55,809,560 [1]	$ 95,124,967	$ 39,144,688	[2]
Claims for consumption tax	$ 11,898,639	$ 55,809,560

[1]	Note 7
[2]	Note 5